Other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of breakdown of the balance of other liabilities

In BRL thousands	2023	2022	2021

Provisioned expenses and deferred income (1)	3,768,139	4,127,300	2,649,744
Ongoing transactions (3)	1,206,095	794,786	796,671
Provision for stock-based compensation	368,434	340,789	319,660
Insurance contract liabilities(4)	1,734,544	1,950,220	2,011,596
Other (2)	11,937,017	5,679,249	4,723,707
Total	19,014,230	12,892,344	10,501,378
(1)	Primarily relates to outstanding payments for personnel expenses
(2)	Includes Credits for Funds to be Disbursed, such as Administrative Fees, and Payables from Related Parties and Suppliers.
(3)	Mainly includes amounts to be transferred to credit card networks (funds in transit) and amounts to be disbursed for real estate loan operations.
(4)	Includes the effects of the adoption of IFRS 17, as disclosed in note 1, item c.1.